Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current:
Deferred tax assets	$ 4,410	$ 8,987
Current:
Deferred tax liabilities, current	286	0
Non-current:
Deferred tax liabilities, noncurrent	4,124	5,508
Deferred tax liabilities	4,410	5,508
Deferred tax assets (liabilities), net	0	3,479
Operating losses carried forward
Current:
Deferred tax assets, current	0	3,479
Non-current:
Deferred tax assets, noncurrent	764	696
Intangible assets
Non-current:
Deferred tax assets, noncurrent	3,646	4,812
Deferred revenues
Current:
Deferred tax liabilities, current	38	0
Non-current:
Deferred tax liabilities, noncurrent	4,074	5,316
Restricted cash
Current:
Deferred tax liabilities, current	153	0
Payables and accrued liabilities
Current:
Deferred tax liabilities, current	95	0
Property, plant and equipment
Non-current:
Deferred tax liabilities, noncurrent	3	5
Other
Non-current:
Deferred tax liabilities, noncurrent	$ 47	$ 187